CERTIFICATION
                                  -------------

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Lehman Brothers Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) ("Registrant") hereby certifies (a) that the forms of prospectus and statement of additional information used with respect to the Class A and Class C of Lehman Brothers Core Bond Fund and Lehman Brothers Strategic Income Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 61 to the Registrant's Registration Statement ("Amendment No. 61") and (b) that Amendment No. 61 was filed electronically.






Dated:   December 26, 2007                  By:  /s/ Sheila R. James
                                                 ----------------------
                                                 Sheila R. James
                                                 Assistant Secretary